Notes Payable	9 Months Ended
Sep. 30, 2022
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 12 – NOTES PAYABLE

December 28, 2020 Note

On December 28, 2020, the Company entered into a Securities Purchase Agreement (the “December Purchase Agreement”) dated as of December 28, 2020 (the “December 28 Issuance Date”) and issued and sold to an investor a Promissory Note (the “December 28 Note”) in the aggregate principal amount of $300,000. Pursuant to the December Purchase Agreement, in connection with the issuance of the December 28 Note, the Company issued two common stock purchase warrants (separately, “Warrant A” and “Warrant B”, and together, the “December Warrants”) to the investor, allowing the investor to purchase an aggregate of 5,882 shares of the Company’s common stock, with Warrant A being a commitment fee of 2,941 shares of common stock, and Warrant B being fully earned upon issuance as an additional commitment fee of 2,941 shares of common stock, provide that Warrant B is returnable to the Company upon the repayment of the December 28 Note, as an additional incentive for the repayment of the December 28 Note. The net amount received by the Company during the year ended December 31, 2020 was approximately $265,000 after payment of certain fees to the investor or on behalf of the investor. The December 28 Note bears interest commencing on the December 28 Issuance Date at a fixed rate of 12% per annum on any unpaid principal balance, and will be payable, along with the principal amount, on December 28, 2021.

A lump-sum interest payment for one year is due on the December 28 Issuance Date and added to the principal balance and payable on the maturity date of the December 28 Note or upon acceleration or by prepayment or otherwise, notwithstanding the number of days which the principal is outstanding. Principal payments shall be made in 6 installments each in the amount of $56,000 commencing 180 days following the Issue Date (as defined in the Note) and continuing thereafter each 30 days for 5 months. The Company recorded debt discount of $300,000 related to the December 28 Note, which was fully amortized as of December 31, 2021.

On December 28, 2021, the December 28 Note was amended to add $33,600 of interest, and to amend the payment terms to two equal payments of $184,800 due on February 28, 2022 and March 31, 2022. During the nine months ended September 30, 2022, the Company repaid all of the outstanding principal and interest.

The December Warrants each have an exercise price of $102.0, subject to customary adjustments, and may be exercised at any time until the three-year anniversary of the December Warrants. The December Warrants include a cashless exercise provision as set forth therein.